Supplementary Financial Statements Information (Inventories) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Components	$ 17,424	$ 13,822
Work in process	5,906	6,019
Finished products (including systems at customer locations not yet sold)	9,499	6,753
Total inventories	32,829	26,594
Current assets	29,537	23,803
Long-term assets	$ 3,292	$ 2,791